Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	22,616,670	$38,016,666

Banks — 9.5%
Chang Hwa Commercial Bank Ltd.(a)	61,128,199	37,109,439
CTBC Financial Holding Co. Ltd.	127,916,325	106,190,456
E.Sun Financial Holding Co. Ltd.(a)	87,164,980	80,226,132
First Financial Holding Co. Ltd.(a)	83,729,013	66,454,085
Hua Nan Financial Holdings Co. Ltd.	76,937,915	50,623,376
Mega Financial Holding Co. Ltd.(a)	79,240,271	94,544,488
Shanghai Commercial & Savings Bank Ltd. (The)	32,828,306	53,746,348
SinoPac Financial Holdings Co. Ltd.	103,012,724	50,294,993
Taishin Financial Holding Co. Ltd.	93,956,706	50,116,877
Taiwan Business Bank	88,296,547	30,601,427
Taiwan Cooperative Financial Holding Co. Ltd.	79,206,412	59,822,177
		679,729,798
Chemicals — 4.3%
Formosa Chemicals & Fibre Corp.	27,168,610	83,760,598
Formosa Plastics Corp.	29,438,518	109,808,188
Nan Ya Plastics Corp.	37,332,938	113,689,100
		307,257,886
Communications Equipment — 0.7%
Accton Technology Corp.(a)	4,528,000	50,255,108

Construction Materials — 1.7%
Asia Cement Corp.(a)	24,870,136	46,574,195
Taiwan Cement Corp.(a)	39,620,646	73,710,375
		120,284,570
Diversified Financial Services — 2.1%
Chailease Holding Co. Ltd.(a)	10,188,017	76,580,680
Yuanta Financial Holding Co. Ltd.	79,240,657	73,107,678
		149,688,358
Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co. Ltd.	26,036,648	106,667,726

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	2

Electronic Equipment, Instruments & Components — 14.0%
AU Optronics Corp.(a)(c)	80,372,830	74,311,579
Delta Electronics Inc.	13,584,180	144,730,265
Foxconn Technology Co. Ltd.(a)	14,235,499	33,429,123
Hon Hai Precision Industry Co. Ltd.	80,372,002	328,371,720
Innolux Corp.(a)	84,900,873	74,318,654
Largan Precision Co. Ltd.(a)	727,794	79,382,523
Nan Ya Printed Circuit Board Corp.(a)	3,356,000	39,824,932
Pacific Electric Wire & Cable Co. Ltd.(b)	197	—
Synnex Technology International Corp.	16,980,364	36,594,128
Unimicron Technology Corp.(a)	12,452,000	50,348,187
Walsin Technology Corp.(a)	2,379,000	17,962,908
WPG Holdings Ltd.	21,508,604	40,192,189
Yageo Corp.(a)	3,249,125	58,979,897
Zhen Ding Technology Holding Ltd.(a)	5,755,072	20,094,578
		998,540,683
Food & Staples Retailing — 0.7%
President Chain Store Corp.(a)	5,247,215	50,058,890

Food Products — 1.3%
Uni-President Enterprises Corp.	35,092,189	93,078,956
Security	Shares	Value

Household Durables — 0.5%
Nien Made Enterprise Co. Ltd.	2,264,000	$33,222,891

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.	35,058,843	39,964,926

Insurance — 5.2%
Cathay Financial Holding Co. Ltd.	57,732,315	116,209,014
China Development Financial Holding Corp.(a)	127,916,508	57,335,568
China Life Insurance Co. Ltd.	33,960,307	30,285,690
Fubon Financial Holding Co. Ltd.(a)	47,544,515	123,856,050
Shin Kong Financial Holding Co. Ltd.(a)	127,916,403	46,331,132
		374,017,454
Leisure Products — 0.6%
Giant Manufacturing Co. Ltd.(a)	3,396,590	40,576,505

Machinery — 1.2%
Airtac International Group	1,254,000	45,082,405
Hiwin Technologies Corp.	3,005,390	39,746,035
		84,828,440
Marine — 1.5%
Evergreen Marine Corp. Taiwan Ltd.(c)	23,772,533	84,380,195
Wan Hai Lines Ltd.	1,908,000	9,980,783
Yang Ming Marine Transport Corp.(c)	3,396,000	12,517,939
		106,878,917
Metals & Mining — 1.6%
China Steel Corp.	87,164,977	116,043,913

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.(a)	12,428,950	44,756,452

Pharmaceuticals — 0.3%
Oneness Biotech Co. Ltd.(a)(c)	2,479,000	18,212,423

Real Estate Management & Development — 0.4%
Ruentex Development Co. Ltd.(a)	16,951,614	32,035,727

Semiconductors & Semiconductor Equipment — 38.6%
ASE Technology Holding Co. Ltd.(a)	24,904,432	99,884,307
ASMedia Technology Inc.(a)	360,000	19,576,557
Globalwafers Co. Ltd.(a)	2,099,000	63,372,612
MediaTek Inc.	9,695,175	346,790,148
Nanya Technology Corp.(a)	14,716,000	43,350,204
Novatek Microelectronics Corp.(a)	4,711,544	90,478,312
Phison Electronics Corp.(a)	2,264,698	39,802,190
Powertech Technology Inc.(a)	9,056,036	34,928,143
Realtek Semiconductor Corp.	3,875,063	69,625,712
Silergy Corp.(a)	637,000	84,176,812
Taiwan Semiconductor Manufacturing Co. Ltd.	73,427,882	1,577,530,514
United Microelectronics Corp.(a)	83,768,501	159,234,772
Vanguard International Semiconductor Corp.(a)	9,061,000	38,496,023
Win Semiconductors Corp.(a)	3,396,000	39,838,894
Winbond Electronics Corp.(a)	40,752,000	50,005,843
		2,757,091,043
Specialty Retail — 0.7%
Hotai Motor Co. Ltd.	2,560,000	52,607,841

Technology Hardware, Storage & Peripherals — 8.0%
Acer Inc.(a)	35,092,737	40,282,743
Advantech Co. Ltd.(a)	3,705,827	44,065,395
Asustek Computer Inc.(a)	5,660,857	80,511,976
Catcher Technology Co. Ltd.	6,768,743	44,808,004
Compal Electronics Inc.(a)	47,544,554	40,173,204

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Inventec Corp.(a)	36,224,868	$33,704,685
Lite-On Technology Corp.(a)	20,376,071	48,628,036
Micro-Star International Co. Ltd.(a)	7,471,000	44,409,569
Pegatron Corp.(a)	18,112,037	47,978,005
Quanta Computer Inc.(a)	22,640,240	73,234,024
Wistron Corp.(a)	33,960,921	37,642,963
Wiwynn Corp.(a)	1,132,000	37,959,639
		573,398,243
Textiles, Apparel & Luxury Goods — 1.9%
Eclat Textile Co. Ltd.	2,240,601	52,089,271
Feng TAY Enterprise Co. Ltd.	5,011,747	43,530,595
Pou Chen Corp.	31,696,103	43,002,239
		138,622,105
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.	29,432,000	31,236,989

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co. Ltd.	16,980,259	39,450,011
Taiwan Mobile Co. Ltd.	14,692,609	53,229,293
		92,679,304
Total Common Stocks — 99.7%
(Cost: $3,064,302,526)	.	7,129,751,816
Security	Shares	Value

Short-Term Investments

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	717,128,483	$717,558,760
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	19,310,000	19,310,000
		736,868,760
Total Short-Term Investments — 10.3%
(Cost: $736,753,870)	.	736,868,760

Total Investments in Securities — 110.0%
(Cost: $3,801,056,396)	.	7,866,620,576

Other Assets, Less Liabilities — (10.0)%	.	(716,671,786)

NetAssets—100.0%	.	$7,149,948,790

(a)	All or a portion of this security is on loan.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$201,949,066	$515,669,595	(a)	$—	$(52,469)	$(7,432)	$717,558,760	717,128,483	$2,934,853	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,470,000	840,000	(a)	—	—	—	19,310,000	19,310,000	3,339		—
					$(52,469)	$(7,432)	$736,868,760		$2,938,192		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	234	06/29/21	$14,021	$407,350

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,229,293	$7,076,522,521	$2	$7,129,751,816
Money Market Funds	736,868,760	—	—	736,868,760
	$790,098,053	$7,076,522,521	$2	$7,866,620,576
Derivative financial instruments(a)
Assets
Futures Contracts	$407,350	$—	$—	$407,350

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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